Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
26.
SUBSEQUENT EVENTS

In February 2025, the Company issued an aggregate principal amount of US$350 million (equivalent to RMB2,554.8 million) convertible senior notes (the "2030 Notes") for cash. The net proceeds of the 2030 Notes (after deducting the initial purchasers' discounts, taking into account the estimated reimbursement from the initial purchasers for certain expenses incurred by the Company, but without deducting other estimated offering expenses payable by the Company) amounted to approximately US$344.8 million (equivalent to RMB2,516.4 million). The 2030 Notes are senior, unsecured obligations of the Company, and interest is payable quarterly in cash at a rate of 4.625% per annum in arrears on March 15, June 15, September 15 and December 15 of each year, beginning on June 15, 2025. The 2030 Notes will mature on March 15, 2030 unless repurchased, redeemed or converted prior to such date. The 2030 Notes may be convertible into the Company's ADS at the holder's option and subject to the terms of the 2030 Notes, at an initial conversion rate of 324.0966 ADS per US$1,000 principal amount of the 2030 Notes (which is equivalent to an initial conversion price of approximately US$3.09 per ADS). Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election. On March 15, 2028 or in the event of certain fundamental changes, the holders of the 2030 Notes will have the right to require the Company to repurchase for cash all or part of their notes at a repurchase price equal to 100% of the principal amount of the 2030 Notes to be repurchased, plus accrued and unpaid interest. Concurrently with and shortly after the offering of the 2030 Notes, the Company also entered into separate and individually privately negotiated agreements with certain holders of the Notes to repurchase approximately US$300 million (equivalent to RMB2,189.8 million) principal amount of such notes for cash. The Company is in the process of determining related accounting treatment.